Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) - shares	Oct. 31, 2025	Nov. 22, 2021
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned	20,454,000
Percentage	100.00%
Yantai Xinxing Investment Center [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned		3,918,070
Percentage		100.00%
Dingxin Sun [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned	18,913,796
Percentage	92.47%
Dingxin Sun [Member] | Yantai Xinxing Investment Center [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned		2,010,360
Percentage		51.31%
Yantai Xinxing Investment Center [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned	1,519,750
Percentage	7.43%
Chaofu Chen [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned	20,454
Percentage	0.10%
Youquan Zhu [Member] | Yantai Xinxing Investment Center [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned		1,200,000
Percentage		30.62%
Dingyan Sun [Member] | Yantai Xinxing Investment Center [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned		321,050
Percentage		8.19%
Haicheng Xu [Member] | Yantai Xinxing Investment Center [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned		149,750
Percentage		3.82%
Shaohui Jia [Member] | Yantai Xinxing Investment Center [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned		145,560
Percentage		3.71%
Lianlian Wang [Member] | Yantai Xinxing Investment Center [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned		91,350
Percentage		2.33%